Chesapeake Funding II LLC
Asset Backed Notes
Specified Procedures

Report To:
Element Fleet Management Corp.

September 28, 2018

Element Fleet Management Corp.

Re:	Chesapeake Funding II LLC, Asset Backed Notes (the “Notes”)
Specified Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Element Fleet Management Corp. (the “Sponsor”) and by the financial institution(s) identified to us in our engagement letter(s) with the Sponsor (together with the Sponsor, the “Specified Parties”), solely to assist Chesapeake Funding II LLC (the “Issuer”) in evaluating the accuracy of certain information with respect to a pool of vehicle leases and loans and vehicles subject to those leases and loans (the “Receivables”) relating to the Chesapeake Funding II LLC securitization transaction(s).  This specified procedures (“Specified Procedures”) engagement was conducted in accordance with Section 9100 of the Chartered Professional Accountants of Canada (CPA Canada) Handbook – Assurance.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested or for any other purpose.

For the purpose of the specified procedures described in this report, representatives of the Sponsor, on behalf of the Issuer (“representatives of the Sponsor”), provided us with:

a.
Electronic data files labeled “CII SUBI 2 - GFT_Active_2018.6.30_FINAL.xlsb” from the Sponsor’s asset management system (the ”Data Tape”) and “06.2018 FinServ Chase Fund.xlsx” from the Sponsor’s financial services asset management system (“Fin Serv Chase Fund file”), which representatives of the Sponsor indicated contains information as of June 30, 2018 on a pool of leases and loans and vehicles that are subject to those leases and loans from the Sponsor’s asset management system and that representatives of the Sponsor indicated are expected to be representative of the Receivables,

b.	Imaged copies of:
i.
For each of the Sample Receivables (as defined in Attachment A) identified as Vehicle Management Services Leases (as defined in Attachment A), certain printed screen shots of the of the Asset Management System Inquiry Screen (“ACFI Screen”), the Asset Management Physical Information Inquiry Screen (“AAMI Screen”), the Asset Management Closed-End Inquiry Screen (“ACEI Screen”), the Asset Management Audit History Screen (“AAAI Screen”), and the Client Organization Screen (“CCOI Screen”) from the Sponsor’s asset management system (collectively and as applicable, the “Automobile Lease Documents”),

ii.
For each of the Sample Receivables identified as Financial Services Leases (as defined in Attachment A), certain printed screen shots of the financial services asset management system and the CCOI Screen from the Sponsor’s asset management system (collectively and as applicable, the “Financial Lease Documents”),

iii.
For each of the Sample Receivables, excluding those that representatives of the Sponsor have informed us are equipment leases, either (a) a copy of the certificate of title or online registration title approval from state-approved service providers including Dealertrack, PDP Group, Inc., Metro Title or other similar providers, or (b) evidence that a certificate of title has been applied for and all required fees to obtain such certificate of title have been paid (any of the foregoing, a “Certificate of Title”),

iv.
For each of the Sample Receivables, the Master Lease Agreement, Operating Lease Agreement, Assumption Agreement, Purchase Agreement, Letter of Intent or the Fleet Loan Agreement, including the Funding Documentation (as defined in Attachment A) (collectively and as applicable, the “Master Lease Agreement”),

	v.	For each of the Sample Receivables, the credit file and any amendments thereto (collectively, the “Credit File”), and
vi.
For each of the Sample Receivables, the Certificate of Insurance Coverage, an insurance binder signed by the applicable insurer, or, in the case of a self-insured obligor, evidence from the applicable state insurance authorities verifying the self-insured status of such obligor certificate indicating insurance coverage (any of the foregoing, the “Certificate of Insurance Coverage” and together with the Automobile Lease Documents, Financial Lease Documents, Title, Master Lease Agreement, Funding Documentation and Credit File, the “Source Documents”).

The procedures in Attachment A were limited to comparing or observing certain information that is further described in Attachment A.  The Issuer is responsible for the Data Tape, Source Documents, and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any further procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Tape.  We have not verified, and we make no representation as to the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Sponsor, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Receivables or Statistical Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with auditing standards established by CPA Canada on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The Specified Procedures described in this report were not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
	i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
	ii.	The value of the collateral securing the Receivables,
	iii.	Whether the originator of the Receivables complied with federal, state or local laws or regulations, or
iv.
Any other factor or characteristic of the Receivables that would be material to the likelihood that the Issuer will pay interest on and principal of the Notes in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

Sincerely,

/s/ Ernst & Young LLP

September 28, 2018

Attachment A

Procedures performed and our associated findings

Specified Procedures			Results

Vehicle Lease Review Procedures

1.1	Representatives of the Sponsor, will provide us with the Data Tape containing certain characteristics of the Receivables which are expected to be representative of the Receivables. We will randomly select 150 Receivables from the Data Tape (the “Sample Receivables”). The information on the Data Tape is as of June 30, 2018 (the “Cut-off Date”). Except as described below, we will not perform any procedures to determine the accuracy, completeness or reasonableness of the information on the Data Tape. Procedures described below will be performed as of the Cut-off Date.		1.1
Representatives of the Sponsor provided us with the Data Tape containing certain characteristics of the Receivables which are expected to be representative of the Receivables.  The information on the Data Tape was as at June 30, 2018 (the “Cut-Off Date”).  We randomly selected 150 Sample Receivables.

Representatives of the Sponsor will also provide us with a Fin Serv Chase Fund file containing certain characteristics of the Financial Services Leases which are expected to be representative of the financial services leases.  The information on the Fin Serv Chase Fund file is as of the Cut-off Date.  Except as described below, we will not perform any procedures to determine the accuracy, completeness or reasonableness of the information on the Fin Serv Chase Fund file.  Procedures described below will be performed as of the Cut-off Date.

Representatives of the Sponsor provided us with a Fin Serv Chase Fund file containing certain characteristics of the Financial Services Leases which are expected to be representative of the financial services leases.  The information on the Fin Serv Chase Fund file was as of the Cut-off Date.

a)	For each Sample Receivable, we will compare certain characteristics (the “Characteristics”) set forth on the Data Tape to the asset management system as indicated in the table below:

All Sample Receivables selected were identified as Vehicle Management Services Leases by representatives of the Sponsor, identified by having “FA” in the CORP_CD field column in the Data Tape.  For each of the Sample Receivables selected in Specified Procedure 1.1, we compared the following characteristics per the Data Tape to the Automobile Lease Documents:

	i.	Unit number
	ii.	Client number
	iii.	Legal name of the obligor
	iv.	Vehicle make
	v.	Vehicle model

                                                                                                                                                                                                                                                                                      Attachment A
Specified Procedures		Results
vi.	Vehicle type
vii.	Contract type	i.	Unit number – All information was in agreement.
viii.	Lease term	ii.	Client number – All information was in agreement.
ix.	Vehicle index (floating rate leases only)	iii.	Legal name of the obligor – All information was in agreement.
x.	Vehicle spread rate (floating rate leases only)	iv.	Vehicle make – All information was in agreement.
xi.	Fixed benchmark rate (fixed rate leases only)	v.	Vehicle model – All information was in agreement.
xii.	Fixed spread rate (fixed rate leases only)	vi.	Vehicle type – All information was in agreement.
xiii.	Vehicle capitalized cost	vii.	Contract type - All information was in agreement.
xiv.	Initial bill date	viii.	Lease term – All information was in agreement.
xv.	Vehicle residual value (for closed-end leases only)	ix.	Vehicle index – All information was in agreement.
xvi.	Current book value as of the Cut-off Date	x.	Vehicle spread rate – For 5 Sample Receivables, the Vehicle spread rates per the Data Tape were not in agreement with the Automobile Lease Documents. The details are as follows:

With respect to the Sample Receivables identified as vehicle management services leases (“Vehicle Management Services Leases”) by the Sponsor (in the Data Tape, the Sponsor, on behalf of the Issuer, has indicated to us that this is noted by the identifier “FA” in the CORP_CD field), we will compare the Characteristics noted above to the corresponding information set forth on or derived from the Automobile Lease Documents obtained from the asset management system.  Any discrepancies will be included as an exception within our report.
		Unit number	Fixed spread rates per Data Tape	Fixed spread per Automobile Lease Documents
		13142	3.9503%	0%
		93006	5.3419%	0%
		34607	6.8045%	0%
		13011	5.7835%	0%
		62541	1.6591%	0%

With respect to the Sample Receivables that have an Initial bill date after the Cut-off Date, we will compare Characteristic xvi. to the Vehicle capitalized cost in the ACFI Screen.
Per representatives of the Sponsor, the Sample Receivables are closed-end lease units, and such are subject to negotiated pricing (non-standard terms).  For the remaining Sample Receivables, all information was in agreement.

With respect to the Sample Receivables identified as financial services leases (“Financial Services Leases”) by the Sponsor (in the Data Tape, the Sponsor, on behalf of the Issuer, has indicated to us that this is noted by “FinServ” in the Lease Pool field), we will compare the Characteristics i, ii, vi through viii, xi through xiii and xv to the corresponding information set forth on or derived from an obtained
	xi.	Fixed benchmark rate – All information was in agreement.
	xii.	Fixed spread rate – All information was in agreement.
	xiii.	Vehicle capitalized cost – All information was in agreement.
	xiv.	Initial bill date - All information was in agreement.
	xv.	Vehicle residual value (for closed-end leases only) – All

                                                                                                                                                                                                                                                                                      Attachment A

Specified Procedures	Results

copy (“print screens”) from the financial services asset management system.  We will compare Characteristic iii to the CCOI Screen from the asset management system.  We will compare Sample Characteristic xvi to a system generated report from the financial services asset management system.  For Sample Characteristics iv, v, and xiv, we will compare the information set forth in the Fin Serv Chase Fund file to print screens from the financial services asset management system.  Any discrepancies will be included as an exception within our report.
			information was in agreement.
	xvi.
Current book value as of the Cut-off date – For 2 Sample Receivables, the Current book values per the Data Tape were not in agreement with or not available in the Automobile Lease Documents.  The details are as follows:

		Unit number	Current book value as of the Cut-off date per Data Tape	Current book value as of the Cut-off date per Automobile Lease Documents
		201750	11,652.45	Not available
		328200	0.00	6,464.44

For Unit number 201750, representatives of the Sponsor informed us that the Current book values as of the Cut-off Date per the Data Tape cannot be compared to the Automobile Lease Documents because the related vehicle was taken off the road and sold in the month following the Cut-off Date.  Representatives of the Sponsor provided financial detail from the Asset Management Servicing System to agree the Current book value as of the Cutoff Date to the Data Tape.

For Unit number 328200, representatives of the Sponsor informed us that this unit is a charged-off lease, which means the lease payments for this unit was more than 270 days past the due date.  As such, the book value was reduced to zero in the Data Tape.

Except for the information noted above, all such compared information was in agreement.

                                                                                                                                                                                                                                                                                      Attachment A

Specified Procedures			Results
b)
For all Sample Receivables, excluding those Sample Receivables that representatives of the Sponsor have informed us are equipment leases, we will obtain the Certificate of Title, from representatives of the Sponsor and we will observe whether (i) the title owner is D.L. Peterson Trust or D.L. Peterson Trust LSR and (ii) the lien holder is either Chesapeake Funding LLC, ELE Funding LLC or Raven Funding LLC (for vehicles acquired prior to June 30, 2006); or whether (i) the title owner is Gelco Fleet Trust or Gelco Fleet Trust LSR and (ii) the lien holder is GE Capital Bank, GE Title Agent, Chesapeake Funding LLC, or ELE Funding, LLC in all cases unless otherwise specified.  Any other title owner or lien holder will be identified as an exception within our report.

For all Sample Receivables, excluding those Sample Receivables that representatives of the Sponsor have informed us are equipment leases, we obtained the Certificate of Title and observed whether (i) the title owner is D.L. Peterson Trust or D.L. Peterson Trust LSR and (ii) the lien holder is either Chesapeake Funding LLC, ELE Funding LLC or Raven Funding LLC (for vehicles acquired prior to June 30, 2006); or whether (i) the title owner is Gelco Fleet Trust or Gelco Fleet Trust LSR and (ii) the lien holder is GE Capital Bank, GE Title Agent, Chesapeake Funding LLC, or ELE Funding, LLC.

No exceptions were noted in performing procedure b).

c)	For each of the Sample Receivables, we will obtain a copy of the Master Lease Agreement from representatives of the Sponsor to observe that:		For each of the Sample Receivables, we obtained a copy of the Master Lease Agreement from representatives of the Sponsor and observed that:

	i.	there was a signature included in the area required to be signed by a representative of the Sponsor or e-signature;	i.	there was a signature included in the area required to be signed by a representative of the Sponsor;
ii.
either, a LIBOR/CP flex program supplement, cost of funds, interest rate swap supplement, treasury note, fixed rate note, closed-end rate schedule, vehicle requisition, schedule A/vehicle record, equipment schedule, or rate schedule (the “Funding Documentation”) is included.
			ii.	the Funding Documentation is included.

No exceptions were noted in performing procedures c) i. or ii. We performed no procedures to determine the validity of the signature contained in the Master Lease Agreement.

An omission of a signature, e-signature or Funding Documentation will be identified as an exception in our report.

d)
With respect to each “active” obligor (as identified by representatives of the Sponsor) of the Sample Receivables, we will obtain a copy of the Credit File from representatives of the Sponsor to observe that the Credit File contains either a line of credit authorization form or

With respect to each “active” obligor (as identified by representatives of the Sponsor) of the Sample Receivables, we obtained the Credit File and observed that it contains an electronic or physical signature approval.

                                                                                                                                                                                                                                                                                      Attachment A

Specified Procedures			Results
addendum to the line of credit authorization form that:
Pursuant to the Sponsor’s credit policies, for Sample Receivables of clients who are approved through the Sponsor’s automatic scoring process, we observed evidence that the files passed the approval tests and that the expiration date is after June 30, 2018.

	i.	has an electronic or physical signature in the area where an approval signature is required, and;
	ii.	has not expired as at June 30, 2018.

Pursuant to the Sponsor’s credit policies, for clients approved through the Sponsor’s automatic scoring process, we will observe evidence that the files passed the approval tests and that the expiration date is after June 30, 2018.  For clients whose latest Credit Files have expired prior to June 30, 2018 and were not renewed, or the client no longer passes the automatic scoring process, we will obtain a print screen from the asset management system and verify that the origination date (“in service date”) of the Sample Receivable(s) is prior to the expiration date of the client’s last Credit File.  Any discrepancies will be included as exceptions within our report.
No exceptions were noted in performing procedures d) i. or ii.

e)
With respect to each obligor of the Sample Receivables, we will obtain a copy of the Certificate of Insurance Coverage from representatives of the Sponsor, to note that the Sponsor and either D.L. Peterson Trust or Gelco Fleet Trust are identified as an additional insured or loss payee either (i) directly, by being named in such evidence of insurance, or (ii) indirectly, (a) by acknowledgment contained in the Certificate of Insurance or the signed insurance binder that the coverage as an Additional Insured extends to “lessors” generally, or (b) by acknowledgment contained in the Certificate of Insurance or the signed insurance binder that additional insured coverage (or loss payee status) is extended to parties when required by written contract and in accordance with the policy provisions of the underlying policy or policies (or language of substantially equivalent effect).  In instances where coverage as an additional insured or status as a loss payee is evidenced by a statement that such coverage is extended to parties

We obtained a copy of the Certificate of Insurance Coverage for each of the Sample Receivables and verified that the Sponsor and either D.L. Peterson Trust or Gelco Fleet Trust are identified as an additional insured or loss payee either (i) directly, by being named in such evidence of insurance, or (ii) indirectly, (a) by acknowledgment contained in the Certificate of Insurance or the signed insurance binder that the coverage as an Additional Insured extends to “lessors” generally, or (b) by acknowledgment contained in the Certificate of Insurance or the signed insurance binder that additional insured coverage (or loss payee status) is extended to parties when required by written contract and in accordance with the policy provisions of the underlying policy or policies (or language of substantially equivalent effect).  In instances where coverage as an additional insured or status as a loss payee is evidenced by a statement that such coverage is extended to parties when required by written contract, we confirmed that the applicable lease agreement requires the obligor of the Sample Receivables to maintain insurance coverage that

                                                                                                                                                                                                                                                                                      Attachment A

Specified Procedures	Results

when required by written contract, we will confirm that the applicable lease agreement requires the obligor of the Sample Receivables to maintain insurance coverage that includes the Sponsor and either D.L. Peterson Trust or Gelco Fleet Trust as an additional insured or loss payee.  Any discrepancies will be included as an exception within our report.
includes the Sponsor and either D.L. Peterson Trust or Gelco Fleet Trust as an additional insured or loss payee.

For 4 Sample Receivables (Client numbers 18571, 1485, 100002, and 9099), representatives of the Sponsor provided us with the Certificates of Insurance Coverage for the parent companies of the obligors rather than the obligors themselves.  For 2 of such Sample Receivables (Client numbers 18571 and 100002), the Data Tape and Credit Files indicate the parent company is a guarantor of the obligor.

For 1 Sample Receivable (Client number 17370), we obtained the Certificate of Insurance Coverage from representatives of the Sponsor and noted acknowledgment contained in the Certificate of Insurance that additional insured coverage (or loss payee status) is extended to the certificate holder, Element Fleet Corporation, when required by written contract and in accordance with the policy provisions of the underlying policy or policies (or language of substantially equivalent effect).  We noted that D.L. Peterson Trust or Gelco Fleet Trust was not named as an additional insured or loss payee directly in the Certificate of Insurance.  Representatives of the Sponsor provided us with the applicable lease agreement which requires the obligor of the Sample Receivable to maintain insurance coverage that includes GE Capital Fleet Services (GECFS) and contains a clause whereby GECFS may assign all or any part of its right, title and interest in the agreement or the vehicles, including all receivables, provided that such assignment does not relieve GECFS of any of its obligations.

Other than the items described above, no further exceptions were noted.